Other income and expenses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income and expenses, net
Tax credits	$ 5,473	$ 4,721	$ 37,582
Remeasurement of environmental obligations	3,112	2,477	12,078
Derivative financial instruments - note 17 (b)	948	(833)	17,528
(Loss) gain on sale of property, plant and equipment and intangible assets	(2,268)	(857)	(9,884)
Gain on sale of investments			348
Contribution to communities	(4,658)	(5,205)	(13,445)
(Provision) reversal of legal claims	(10,912)	(4,424)	(3,671)
Other operating income (expenses), net	(10,859)	(14,085)	(12,961)
Total other income and expenses, net	$ (19,164)	$ (18,206)	$ 27,575